Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash
4.
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, and all highly liquid investments with original maturities of three months or less. Cash and cash equivalents and restricted cash balances as of December 31, 2021 and 2022 primarily consist of the following currencies:

	As of December 31,
	2021		2022
	Amount	RMB	Amount	RMB
Cash and cash equivalents
RMB	627,058	627,058	470,428	470,428
US$	383,680	2,446,199	143,342	996,826
GBP	5,337	45,931	3,365	28,246
EUR	1,509	10,895	1,271	9,435
HKD	7,879	6,450	4,999	4,465
JPY	17,793	999	15,327	803
SGD	99	476	529	2,742
Total cash and cash equivalents		3,138,008		1,512,945
Restricted cash
US$	-	-	6,000	41,383
Total cash, cash equivalents and restricted cash		3,138,008		1,554,328